Retirement Plans (The Asset Allocation For Pension Plans By Asset Category) (Details)	11 Months Ended
Apr. 30, 2015
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation Fiscal 2016	57.30%
Percentage of Plan Assets at April 30, 2015	57.30%
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation Fiscal 2016	28.60%
Percentage of Plan Assets at April 30, 2015	28.60%
Other Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation Fiscal 2016	14.10%
Percentage of Plan Assets at April 30, 2015	14.10%